DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
Dillard's, Inc. Investment & Employee Stock Ownership Plan
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN

NOTE 1 - DESCRIPTION OF PLAN

The following description of the Dillard’s, Inc. Investment & Employee Stock Ownership Plan (the “Plan”) provides only general information. For a more complete description of the Plan’s provisions, participants should refer to the Plan document, which is available from the Plan Administrator.

General: The Plan is a defined contribution plan covering eligible employees of Dillard’s, Inc. and participating subsidiaries (collectively, the “Company”, “Employer” or “Plan Sponsor”). The Plan was established under Section 401(a) of the Internal Revenue Code and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Milliman, Inc. is the Plan’s recordkeeper. Charles Schwab Trust Bank is the Plan’s directed trustee for all investment funds other than the Dillard’s Stock Fund. Newport Trust Company is the trustee for the Dillard’s Stock Fund. As trustee for the Dillard’s Stock Fund, Newport Trust Company has the exclusive fiduciary authority and responsibility for deciding whether the Dillard’s Stock Fund should remain as an investment option under the Plan. Newport Trust Company has the authority to restrict investment in the Dillard’s Stock Fund, or to sell or otherwise dispose of all or any portion of Company common stock held in the Dillard’s Stock Fund (subject to any practical or legal restrictions). In the event of a sale or other disposition, Newport Trust Company would designate an alternate investment fund under the Plan for the temporary investment of any proceeds. Newport Trust Company has no responsibility for any investment fund under the Plan other than the Dillard’s Stock Fund.

Contributions: Plan contributions include the following:

Basic Salary Deferral Contributions: An employee is eligible to make Basic Salary Deferral Contributions and receive Company matching contributions no later than the first business day of the second calendar week next following the calendar week that he or she has both attained age 21 and completed one year of service for eligibility. The initial one-year eligibility period begins on the date of hire and ends on the first anniversary of that date. Subsequent one-year eligibility periods are the same as the Plan year (i.e. calendar year) and begin with the start of the next Plan year beginning after the date of hire. The one year of service for eligibility is completed when the employee has worked at least 1,000 hours during such period. Participants may elect to make Basic Salary Deferral Contributions, which are salary deferral contributions that participants invest in the Dillard’s Stock Fund of up to 6% of participants’ eligible earnings. Company matching contributions are also invested in the Dillard’s Stock Fund.

The Plan allows participants to diversify all or a portion of the Dillard’s Stock Fund allocated to the participants’ accounts at any time. The accounts intended to constitute an employee stock ownership plan (“ESOP”) as described in Section 4975 of the Internal Revenue Code include the portion of any accounts that are invested in the Dillard’s Stock Fund.

If an employee does not make an election regarding participation in the Plan, then after the employee has attained age 21 or older with at least 1,000 hours of service within twelve months or any calendar year thereafter, the employee will be automatically enrolled into the Plan with a 3% Basic Salary Deferral Contribution rate which will be in effect until the last day of the Plan year following the Plan year in which the employee was first automatically enrolled. If the participant does not make an election otherwise, their contribution rate will be increased by 1% for each of the next three following Plan years to achieve a maximum rate of 6%.

The Plan includes a qualified automatic contribution arrangement, vesting of Company match contributions made after January 1, 2008 under a two year “cliff vesting” schedule, and a Company match formula. Under this formula, participants who are eligible for Company matching contributions will receive a matching contribution equal to 100% on the first 1% of a participant’s eligible earnings contributed to the Plan and 50% on the next 5% of a participant’s eligible earnings contributed to the Plan, for a maximum Company matching contribution of 3 1/2%. Participants may contribute up to 75% (in increments of one percentage point) of their eligible earnings, not to exceed statutory maximums.

NOTE 1 - DESCRIPTION OF PLAN (Continued)

Voluntary Salary Deferral Contributions: Participants may elect to make Voluntary Salary Deferral Contributions, which are salary deferral contributions that participants make until they have met the eligibility requirements for Basic Salary Deferral Contributions. Once a participant has met the eligibility requirements for Basic Salary Deferral Contributions, their Voluntary Salary Deferral Contributions are any deferral contributions in excess of 6% of their eligible earnings. Voluntary Deferral Contributions are invested in various investment options as directed by the participant. The Company does not match Voluntary Salary Deferral Contributions. Eligible employees may make Voluntary Salary Deferral Contributions as soon as administratively feasible without meeting any age or service requirements. If participants do not make an investment direction for their Voluntary Salary Deferral Contributions, the funds will be invested into the Plan’s Qualified Default Investment Alternative, the Conservative to Moderate Model Portfolio (see Investment Options below).

Basic After-Tax and Voluntary After-Tax Contributions: If Voluntary Salary Deferral Contributions and/or Basic Salary Deferral Contributions exceed the maximum pre-tax contributions statutory dollar limit, then Voluntary and Basic contributions will continue for the rest of the Plan year on an after-tax basis as Voluntary and Basic After-Tax Contributions for non-highly compensated employees only. If Basic Salary Deferral Contributions are being made, participants will continue to receive matching contributions on their Basic After-Tax Contributions for non-highly compensated employees only.

Rollover Contributions: Eligible employees may make Rollover Contributions to the Plan of funds distributed to them from another qualified retirement plan or from an Individual Retirement Account (“IRA”).

Investment Options: Participants may diversify both their Basic Pre-Tax and Basic After-Tax contributions and Company matching contributions and may direct the investment of both Voluntary Pre-Tax and Voluntary After-Tax contributions and Rollover contributions into a variety of investments offered under the Plan.

The Investment Committee of the Plan utilizes an investment advisor, The Newport Group, Inc. (“The Newport Group”) to serve as the independent investment advisor for the Plan.

Effective February 25, 2025, the DFA US Small Cap Value Portfolio Inst Fund and the T. Rowe Price Integrated US Small Cap Growth Equity Fund I replaced the Goldman Sachs Small Cap Value Fund Inst I and the ClearBridge Small Cap Growth A Fund, respectively. There was no blackout period related to these changes.

Participant Accounts: Each participant’s account is credited with the participant’s contributions and with an allocation of the Company’s contributions, if eligible, and Plan earnings or losses, and is charged with his or her withdrawals and an allocation of administrative expenses. Allocations are based on participant earnings, account balances, or allocated pro rata per number of participant accounts depending on the type of income or expense. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested portion of their accounts.

Vesting: Participants are immediately vested in participant contributions, rollovers, dividends paid on Company stock, and the earnings or losses thereon. Vesting in the Company’s contribution portion of the participant’s accounts plus earnings or losses thereon is based on years of service, or in the event of death, disability or retirement, the participant is entitled to 100% of his or her account balance. Matching contributions vest after a participant completes 2 or more years of service, except in the case of certain merged accounts, which were fully vested upon transfer. Nonvested balances are forfeited upon distribution of a terminated participant’s account and are used to reduce the amount of the Company’s future contributions to the Plan.

Forfeitures: Forfeitures are used by the Plan to reduce future employer contributions. For the year ended December 31, 2025 the amount of forfeitures utilized to reduce employer contributions was approximately $1.4 million.

NOTE 1 - DESCRIPTION OF PLAN (Continued)

Payment of Benefits: Upon termination of service, a participant may receive a lump-sum payment of their Voluntary, Basic, and Rollover contributions plus the earnings thereon. The vested portion of the Company matching contributions plus the earnings thereon are available for lump sum payment at the earlier of the five-year anniversary of termination or upon reaching the normal retirement age of 65. Participants have the right to demand that benefits be paid in the form of Company stock. Notwithstanding the foregoing, if the participant’s total vested account balances exceed $1,000 but are not more than $5,000, the participant’s total vested account balances may be distributed as soon as administratively feasible after the date upon which all distribution elections have been completed. If the participant’s total vested account balance is $1,000 or less and the participant did not make a distribution election, the participant’s total vested account balance will be distributed in the form of a cash lump sum distribution. If the participant’s total vested account balance is at least $200 but less than $1,000, at least 30 days prior to the distribution being made, the participant will be provided a tax notice which summarizes rules related to rollovers, income tax and penalties, and may elect during the 30-day period to have the distribution rolled over in a tax-deferred rollover.

Participant Employee Stock Ownership Plan Dividends: With respect to dividends paid on Company stock, participants may elect to either receive the dividends as a cash distribution from the Plan or reinvest the dividends in the Dillard Stock Fund.

Withdrawals Prior to Termination: At any time, a participant may withdraw all or a portion of their Voluntary After- Tax Account, Match Account related to match contributions made by Mercantile Company and certain Employee Rollover Accounts, as defined by the Plan. Upon attainment of age 59 ½, participants may withdraw all or a portion of the balances of their Mercantile Pre-Tax Account and any Employee Rollover Accounts. A participant who has attained age 65 may request a withdrawal of the balance of their vested accounts at any time.

Administrative Expenses: Substantially all administrative costs are borne by the Plan.

Plan Termination: Although the Company has not expressed an intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants become 100% vested in their employer contributions and earnings thereon.

Notes Receivable from Participants: In cases of immediate and heavy financial hardship, participants may borrow from their vested account balance a minimum of $1,000 up to a maximum of the lesser of $50,000 or 50% of their vested account balance. Loan transactions are treated as transfers between the investment fund(s) and the loan fund. Loan terms range from one to five years or up to ten years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with prevailing interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances. Principal and interest is paid ratably over the length of the loan through weekly payroll deductions or loan payoffs made directly to Milliman.